Property, plant, and equipment (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, plant, and equipment
Beginning Balance	$ 106,104	$ 107,455
Ending Balance	103,990	106,104
Guajira Associations
Property, plant, and equipment
Acquisition of wind and solar energy companies		65
Acquisition of a group of renewable energy generation companies in Colombia
Property, plant, and equipment
Acquisition of wind and solar energy companies		565
Cost
Property, plant, and equipment
Beginning Balance	173,793	172,943
Additions/capitalizations	3,770	9,773
Acquisition of wind and solar energy companies		630
Abandonment cost update	40	573
Capitalized financial interests	294	469
Exchange differences capitalized	3	3
Disposals	(1,598)	(847)
Foreign currency translation	(4,892)	(9,971)
Reclassifications/transfers	(22)	220
Ending Balance	171,388	173,793
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(67,689)	(65,488)
Depreciation expense	(3,246)	(7,022)
Recovery (loss) impairment		254
Disposals	1,554	725
Foreign currency translation	1,969	3,811
Reclassifications/transfers	14	31
Ending Balance	(67,398)	(67,689)
Plant and equipment
Property, plant, and equipment
Beginning Balance	33,015	35,009
Ending Balance	30,980	33,015
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	62,156	63,183
Additions/capitalizations	796	3,145
Abandonment cost update	0	370
Capitalized financial interests	91	189
Exchange differences capitalized	1	1
Disposals	(477)	(505)
Foreign currency translation	(2,484)	(5,008)
Reclassifications/transfers	29	781
Ending Balance	60,112	62,156
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(29,141)	(28,174)
Depreciation expense	(1,484)	(3,288)
Recovery (loss) impairment		3
Disposals	447	475
Foreign currency translation	1,023	1,967
Reclassifications/transfers	23	(124)
Ending Balance	(29,132)	(29,141)
Pipelines, networks, and lines
Property, plant, and equipment
Beginning Balance	38,534	37,452
Ending Balance	37,990	38,534
Pipelines, networks, and lines | Cost
Property, plant, and equipment
Beginning Balance	65,864	63,501
Additions/capitalizations	1,189	3,347
Abandonment cost update	40	203
Capitalized financial interests	105	194
Exchange differences capitalized	1	1
Disposals	(333)	(183)
Foreign currency translation	(1,450)	(3,020)
Reclassifications/transfers	244	1,821
Ending Balance	65,660	65,864
Pipelines, networks, and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(27,330)	(26,049)
Depreciation expense	(1,308)	(2,701)
Recovery (loss) impairment		138
Disposals	330	164
Foreign currency translation	642	1,260
Reclassifications/transfers	(4)	(142)
Ending Balance	(27,670)	(27,330)
Construction in progress
Property, plant, and equipment
Beginning Balance	16,141	16,645
Ending Balance	17,371	16,141
Construction in progress | Cost
Property, plant, and equipment
Beginning Balance	17,563	18,304
Additions/capitalizations	1,441	1,723
Acquisition of wind and solar energy companies		74
Abandonment cost update	0
Capitalized financial interests	61	(12)
Exchange differences capitalized	1
Disposals	(749)	(18)
Foreign currency translation	(140)	(227)
Reclassifications/transfers	(150)	(2,281)
Ending Balance	18,027	17,563
Construction in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,422)	(1,659)
Depreciation expense	0
Recovery (loss) impairment		49
Disposals	746
Foreign currency translation	0
Reclassifications/transfers	20	188
Ending Balance	(656)	(1,422)
Buildings
Property, plant, and equipment
Beginning Balance	11,405	11,389
Ending Balance	11,033	11,405
Buildings | Cost
Property, plant, and equipment
Beginning Balance	19,923	19,528
Additions/capitalizations	263	1,203
Acquisition of wind and solar energy companies		556
Abandonment cost update	0
Capitalized financial interests	29	74
Exchange differences capitalized	0	1
Disposals	(20)	(28)
Foreign currency translation	(578)	(1,221)
Reclassifications/transfers	91	(190)
Ending Balance	19,708	19,923
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(8,518)	(8,139)
Depreciation expense	(392)	(903)
Recovery (loss) impairment		59
Disposals	19	24
Foreign currency translation	242	463
Reclassifications/transfers	(26)	(22)
Ending Balance	(8,675)	(8,518)
Lands
Property, plant, and equipment
Beginning Balance	4,726	4,970
Ending Balance	4,585	4,726
Lands | Cost
Property, plant, and equipment
Beginning Balance	4,843	5,137
Additions/capitalizations	11	12
Abandonment cost update	0
Capitalized financial interests	1	1
Exchange differences capitalized	0
Disposals	(3)	(34)
Foreign currency translation	(157)	(324)
Reclassifications/transfers	0	51
Ending Balance	4,695	4,843
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(117)	(167)
Depreciation expense	0
Recovery (loss) impairment		10
Disposals	1	21
Foreign currency translation	6	13
Reclassifications/transfers	0	6
Ending Balance	(110)	(117)
Other
Property, plant, and equipment
Beginning Balance	2,283	1,990
Ending Balance	2,031	2,283
Other | Cost
Property, plant, and equipment
Beginning Balance	3,444	3,290
Additions/capitalizations	70	343
Abandonment cost update	0
Capitalized financial interests	7	23
Exchange differences capitalized	0
Disposals	(16)	(79)
Foreign currency translation	(83)	(171)
Reclassifications/transfers	(236)	38
Ending Balance	3,186	3,444
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,161)	(1,300)
Depreciation expense	(62)	(130)
Recovery (loss) impairment		(5)
Disposals	11	41
Foreign currency translation	56	108
Reclassifications/transfers	1	125
Ending Balance	$ (1,155)	$ (1,161)